UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06173

UBS Municipal Money Market Series
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

UBS RMA New Jersey Municipal Money Fund

SCHEDULE OF INVESTMENTS - March 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—96.74%
325	New Jersey Economic Development Authority (Bayonne Project Improvement), Series A	A	3.200	325,000
3,700	New Jersey Economic Development Authority (Bayonne Project Improvement), Series B	A	3.200	3,700,000
2,770	New Jersey Economic Development Authority (Bayonne Project Improvement), Series C	A	3.140	2,770,000
4,000	New Jersey Economic Development Authority (Crowley Liner Services Project)	A	3.150	4,000,000
1,250	New Jersey Economic Development Authority (Danic Urban Renewal)	A	3.160	1,250,000
1,985	New Jersey Economic Development Authority (Institute of Electrical and Electronics Engineers, Inc.), Series A	A	3.140	1,985,000
405	New Jersey Economic Development Authority (Kenwood USA Corp. Project)	A	3.180	405,000
5,875	New Jersey Economic Development Authority (Lawrenceville School Project), Series B	A	2.730	5,875,000
2,230	New Jersey Economic Development Authority Pollution Control Revenue Refunding (Exxon Project)	A	2.880	2,230,000
3,200	New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC)	A	3.210	3,200,000
6,505	New Jersey Economic Development Authority (Stolthaven Project), Series A	A	3.120	6,505,000
1,800	New Jersey Economic Development Authority (Thermal Energy Limited Partnership)	A	3.210	1,800,000
2,000	New Jersey Economic Development Authority (Transportation), Series N10-Regulation D	A	3.230	2,000,000
6,050	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series A	A	3.160	6,050,000
1,300	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series C	A	3.190	1,300,000
4,800	New Jersey Educational Facilities Authority (College of New Jersey), Series A	A	3.140	4,800,000
6,300	New Jersey Educational Facilities Authority (Princeton University), Series B	A	2.850 to 2.900	6,300,000
550	New Jersey Educational Facilities Authority (Princeton University), Series F	A	2.920	550,000
3,700	New Jersey Health Care Facilities Authority (Community Hospital Group), Series A-1	A	3.140	3,700,000
1,950	New Jersey Health Care Facilities Authority (Robert Wood Johnson University)	A	3.140	1,950,000
3,860	New Jersey Health Care Facilities Authority (St. Barnabas), Series A	A	3.150	3,860,000
5,800	New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B	A	3.090	5,800,000
3,500	New Jersey Health Care Facilities Authority (Variable Capital Health Systems Obligation), Group B	A	3.140	3,500,000
6,200	New Jersey Health Care Facilities Financing Authority Revenue, Series A3	A	3.130	6,200,000
2,335	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health Issue)	07/01/06	5.000	2,345,700
1,800	New Jersey Sports & Exposition Authority, Series B-1	A	3.130	1,800,000
6,070	New Jersey State Housing & Mortgage Finance Agency Revenue (Single Family Housing), Series N	A	3.170	6,070,000
4,000	New Jersey State Tax & Revenue Anticipation Notes, Series A	06/23/06	4.000	4,008,488
1,500	New Jersey State Transportation Trust Fund Authority (Putters), Series 1142	A	3.210	1,500,000
2,000	New Jersey State Transportation Trust Fund Authority (Putters), Series 1144	A	3.210	2,000,000
5,000	New Jersey Turnpike Authority	A	3.140	5,000,000
2,000	New Jersey Turnpike Authority (Putters), Series 155	A	3.210	2,000,000
1,210	Atlantic County Improvement Authority Revenue (Pooled Government Loan Program)	A	3.170	1,210,000
2,000	Bergen County Improvement Authority (Senior Special Purpose Limited Obligation), Series B	A	3.180	2,000,000
3,162	Bound Brook Bond Anticipation Notes	06/16/06	4.250	3,167,089
1,600	Essex County Improvement Authority Revenue (Pooled Government Loan Program)	A	3.160	1,600,000
2,500	Mercer County Improvement Authority (Atlantic Foundation)	A	3.120	2,500,000
1,605	Middle Township School District Grant Anticipation Notes	07/07/06	4.250	1,608,700
3,550	Monmouth County Improvement Authority (Pooled Government Loan Program)	A	3.200	3,550,000
4,000	Pequannock Township Bond Anticipation Notes	08/03/06	4.000	4,014,279

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

6,385	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	3.170	6,385,000
2,400	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 4	A	3.220	2,400,000
3,000	Puerto Rico Commonwealth Tax & Revenue Anticipation Notes	07/28/06	4.500	3,011,924
4,115	Rutgers State University Refunding, Series A	A	3.030	4,115,000
1,525	Salem County Pollution Control Financing Refunding (Atlantic City Electric), Series A	A	3.180	1,525,000
2,000	Somerville New Jersey Bond Anticipation Notes	05/12/06	4.000	2,001,927
1,700	Union County Industrial Pollution Control Financing Authority Pollution Control Revenue Refunding (Exxon Project)	A	2.880	1,700,000
Total Municipal Bonds and Notes (cost—$145,568,107)				145,568,107

Tax-Exempt Commercial Paper—2.75%
1,500	Port Authority of New York and New Jersey	05/10/06	3.260	1,500,000
2,631	Puerto Rico Government Development Bank Enhanced Custodial Receipts (Backed by Letter of Credit from Societe Generale)*	07/24/06	3.250	2,631,000
Total Tax-Exempt Commercial Paper (cost—$4,131,000)				4,131,000
Total Investments (cost—$149,699,107 which approximates cost for federal income tax purposes)(1)—99.49%				149,699,107
Other assets in excess of liabilities—0.51%				766,785
Net Assets (applicable to 150,462,481 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				150,465,892

A                Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2006 and reset periodically.

*      Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security, which represents 1.75% of net assets as of March 31, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(1)            Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Weighted average maturity – 19 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2005.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)   Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 30, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2006